Securities Act File No. 33-49098

Investment Company Act File No. 811-06719

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 165	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 166	[X]

STERLING CAPITAL FUNDS

(Exact Name of Registrant as Specified in Charter)

434 Fayetteville St. Suite 500 Raleigh, NC 27601

(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (800) 228-1872

James T. Gillespie

Sterling Capital Funds

434 Fayetteville St., Suite 500

Raleigh, NC 27601
(Name and Address of Agent for Service)

With Copies to:

Thomas R. Hiller

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02119

It is proposed that this filing will become effective:

[ ]	immediately upon filing pursuant to paragraph (b);
[X]	on February 11, 2026 pursuant to paragraph (b);
[ ]	60 days after filing pursuant to paragraph (a)(1);
[ ]	on (date) pursuant to paragraph (a)(1);
[ ]	75 days after filing pursuant to paragraph (a)(2); or
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Sterling Capital Enhanced Core Bond ETF, a series of the Registrant, and is not intended to amend or supersede any prior filing relating to any other series of the Registrant.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 161 to the Registration Statement of Sterling Capital Funds (33-49098) (the "Registrant") relating solely to Sterling Capital Enhanced Core Bond ETF, a series of the Registrant, ("PEA #161") was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the "Securities Act"), on October 30, 2025. Pursuant to Rule 485(a)(2) under the Securities Act, that filing was expected to become effective on January 13, 2026.

This Post-Effective Amendment No. 165 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act for the sole purpose of designating February 11, 2026 as the new effective date for PEA # 161.

This Post-Effective Amendment No. 165 incorporates by reference the information contained in Parts A, B, and C of PEA # 161.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment No. 165 to its Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and has duly caused this Post-Effective Amendment No. 165 to its Registration Statement under the Securities Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, Massachusetts on the 12th day of January, 2026.

STERLING CAPITAL FUNDS

/s/ James T. Gillespie
*James T. Gillespie President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 165 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ James T. Gillespie	President and Principal Executive Officer	January 12, 2026
* James T. Gillespie

/s/ Todd M. Miller	Treasurer and Principal Financial Officer	January 12, 2026
* Todd M. Miller

/s/ Drew T. Kagan	Trustee	January 12, 2026
*Drew T. Kagan

/s/ Laura C. Bingham	Trustee	January 12, 2026
*Laura C. Bingham

/s/ Scott A. Haenni	Senior Managing Director and Chief Executive Officer	January 12, 2026
*Scott A. Haenni

/s/ Alan G. Priest	Trustee	January 12, 2026
*Alan G. Priest

/s/ Kimberly R. Storms	Trustee	January 12, 2026
*Kimberly R. Storms

/s/ David L. Wedding	Trustee	January 12, 2026
*David L. Wedding

By:	/s/ Thomas R. Hiller
Thomas R. Hiller

*	By Thomas R. Hiller, solely in his capacity as Attorney-in-Fact, pursuant to powers of attorney filed herewith.

SCEC-BXT-01122026